Intangibles assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost	$ 481,038	$ 386,232
Accumulated amortization	(133,422)	(90,351)
Net value	347,616	295,881	$ 182,164	$ 72,337
Intangibles Related To Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Cost	137,318	107,181
Accumulated amortization	(58,705)	(45,547)
Net value	78,613	61,634	78,047	$ 53,406
Internally Developed Intangibles [Member]
IfrsStatementLineItems [Line Items]
Cost	313,983	250,236
Accumulated amortization	(54,136)	(25,538)
Net value	259,847	224,698
Other Intangibles [Member]
IfrsStatementLineItems [Line Items]
Cost	29,737	28,815
Accumulated amortization	(20,581)	(19,266)
Net value	$ 9,156	$ 9,549	$ 19,980